Annual Total Returns- DWS Equity Sector Strategy Fund (Class ACS) [BarChart] - Class ACS - DWS Equity Sector Strategy Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.15%)	11.76%	14.49%	3.98%	(2.48%)	(1.54%)	16.56%	(11.56%)	21.84%	10.66%